[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(212) 318-6962 matthewvanwormer@paulhastings.com
May 16, 2007	33428.00005

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-0104

Re:	The Gabelli SRI Fund, Inc. (the “Fund”)

Pre-Effective Amendment No. 1 to the Registration Statement

on Form N-1A under the Securities Act of 1933 (333-141093)

Dear Ms. Hatch:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A that has been marked to show changes from the initial Registration Statement filed on March 6, 2007.

The purpose of this filing is to respond to Staff comments.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Matthew J. Van Wormer

Matthew J. Van Wormer

of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosures